Redeemable Convertible Preferred Stock (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 09, 2022 USD ($) debt_instrument	Apr. 30, 2023 USD ($) vote $ / shares shares	Apr. 24, 2022 USD ($) debt_instrument	Apr. 25, 2021 USD ($) debt_instrument	Oct. 15, 2023 Vote $ / shares shares
Temporary Equity [Line Items]
Number of votes		1			1
Temporary equity, par value, (per share) | $ / shares		$ 0.01			$ 0.01
Temporary equity, shares authorized (in shares) | shares		18,867,011			21,867,011
Conversion ratio | shares					1
Debt converted | $		$ 1,050	$ 0	$ 0
Convertible notes
Temporary Equity [Line Items]
Face amount | $			$ 775	$ 375
Number of debt instruments | debt_instrument			5	3
Debt converted | $	$ 1,050
Number of debt instruments converted | debt_instrument	7
Number of debt instruments extinguished | debt_instrument	1
Debt repaid | $	$ 100
Unallocated Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares) | shares		2,375,000			3,132,989
Preferred stock (as converted to common shares)
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares) | shares		21,242,011			25,000,000